SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	2 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Apr. 30, 2021
Cash equivalents	$ 0	$ 0	$ 0
Accrued for interest and penalties	0	0	0
Unrecognized tax benefits	$ 0	0	$ 0
FDIC Insured limit		$ 250,000
Common Class B [Member]
Weighted average shares, subject to forfeiture	1,031,250